General and Administration	12 Months Ended
Dec. 31, 2022
General and Administration [Abstract]
GENERAL AND ADMINISTRATION

13.    GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Year ended
	December 31, 2022	December 31, 2021
Salaries and benefits	$14,665	$14,309
Office and administration	4,778	5,024
Professional fees	4,030	6,227
Share based compensation	2,343	11,451
Rent	1,382	1,082
Other(a)(b)	617	1,186
Total	$27,815	$39,279

(a)      The Company reclassified $818 of sales and marketing, reported in previous period in general and administrative expense, to conform to the current period presentation.

(b)      For the years ended December 31, 2022 and 2021, other general and administrative costs includes freight-out cost of approximately $541 and $623, respectively, related to costs of packaging, labelling, and courier services, respectively.